INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Acquisition of business (Details)	Jun. 30, 2019 USD ($)
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Financed payment to sellers	$ 2,826,611
Financed payment-acquisition of business	$ 2,826,611